RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Parties And Related Party Transactions
Statement of comprehensive income
IN MILLIONS OF USD	2019	2018	2017
PURCHASE OF GOODS FROM
International Operation & Services (UY) SA 3	(88.0)	(82.5)	(67.4)
Hudson News Distributors 1	–	(0.3)	(12.2)
Hudson RPM 1	(16.5)	(18.6)	(8.5)

PURCHASE OF SERVICES FROM
Dufry International AG, Interest expenses	(26.8)	(28.2)	(28.6)
Dufry International AG, Franchise fee expenses	(15.1)	(15.2)	(50.6)
Dufry Financial Services B.V., Interest expenses	(2.3)	(2.0)	(0.9)
Dufry Management AG, IT expenses	(1.9)	(1.8)	(1.3)
World Duty Free Group SA, IT expenses 3	–	(0.1)	(0.2)

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	–	–	9.4

SALES OF SERVICES TO
International Operations & Services (USA), Advertising income 3	5.1	5.7	–
Dufry International AG, Other selling income	3.4	2.8	–
Nuance Group (Chicago) LLC, Other selling income 2	0.7	0.9	0.9

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

3	Transactions with subsidiaries of Dufry

Financial position
IN MILLIONS OF USD	31.12.2019	31.12.2018
ACCOUNTS RECEIVABLES AT DECEMBER 31
International Operations & Services (USA), Other receivables 3	5.1	5.6
Dufry International AG, Other receivables	0.4	3.3
International Operation & Services (UY) SA, Other receivables 3	–	0.1
International Operations & Services (CH) AG, Other receivables 3	–	0.4
Hudson RPM, Other receivables 1	–	1.0
Hudson News Distributors, Other receivables 1	0.1	–
Nuance Group (Chicago) LLC, Other receivables 2	–	0.2

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, non-current	453.0	445.0
Dufry Financial Services B.V., Loans payable, non-current	50.1	47.7
Dufry Financial Services B.V., Loans payable, current	45.9	51.4
International Operation & Services (UY) SA, Trade payables 3	45.7	28.9
Dufry International AG, Other payables	6.5	0.3
Dufry Management AG, Other payables	0.9	0.2
Dufry AG, Other payables	0.4	1.1
World Duty Free Group UK Ltd, Other payables 3	0.3	0.2
Dufry Financial Services B.V., Other payables	0.5	0.1
Hudson RPM, Trade payables 1	0.1	1.5

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

3	Transactions with subsidiaries of Dufry

Compensation to key executives
IN MILLIONS OF USD	2019	2018	2017
Salaries	6.9	5.8	3.6
Variable payment	5.6	3.6	2.9
Non-monetary benefits	0.2	0.2	0.1
Share based payments	4.7	8.8	4.6
Total	17.4	18.4	11.2